ASSET RETIREMENT OBLIGATIONS (Schedule of Asset Retirement Obligations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
At January 1, | ¥		¥ 5,302		¥ 4,967
Accretion expenses | ¥		60		311
Exchange adjustment | ¥		(24)		24
Disposal of subsidiaries | ¥		(5,338)
At December 31, | ¥				¥ 5,302
USD [Member]
ForeignCurrencyLineItems [Line Items]
At January 1, | $	$ 815		$ 763
Accretion expenses | $	9		48
Exchange adjustment | $	(4)		4
Disposal of subsidiaries | $	(820)
At December 31, | $			$ 815